DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.9%
Basic Materials - 4.0%
Chemicals - 1.8%
Ashland, Inc.,144A,3.375%, 9/1/31	$1,637,000	$1,332,663
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	2,982,000	2,040,303
144A,7.50%, 9/30/29	1,421,000	757,961
Avient Corp.
144A,5.75%, 5/15/25	2,109,000	2,103,311
144A,7.125%, 8/1/30	2,711,000	2,728,600
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	1,750,000	1,806,263
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	2,572,000	2,243,619
Chemours Co.
5.375%, 5/15/27	1,800,000	1,712,443
144A,5.75%, 11/15/28	2,847,000	2,578,469
144A,4.625%, 11/15/29	2,257,000	1,900,464
Consolidated Energy Finance SA,144A,5.625%, 10/15/28	1,940,000	1,616,976
INEOS Finance PLC,144A,6.75%, 5/15/28	1,546,000	1,474,310
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	1,550,000	1,602,695
Methanex Corp.
5.125%, 10/15/27	2,592,000	2,445,733
5.25%, 12/15/29 (a)	2,597,000	2,393,277
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	2,080,000	2,017,989
144A,5.25%, 6/1/27	3,820,000	3,442,625
144A,4.25%, 5/15/29	2,092,000	1,652,233
Olin Corp.
5.125%, 9/15/27	1,753,000	1,673,615
5.625%, 8/1/29 (a)	2,445,000	2,335,914
5.00%, 2/1/30	1,919,000	1,762,433
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	3,949,000	3,580,499
144A,6.625%, 5/1/29	2,594,000	2,300,024
Tronox, Inc.,144A,4.625%, 3/15/29 (a)	3,911,000	3,328,974
Valvoline, Inc.
144A,4.25%, 2/15/30	1,928,000	1,909,828
144A,3.625%, 6/15/31	2,021,000	1,660,949

(Cost $61,147,885)		54,402,170

Forest Products & Paper - 0.1%
Mercer International, Inc.,5.125%, 2/1/29
(Cost $3,123,314)	3,114,000	2,603,772

Iron/Steel - 0.7%
ATI, Inc.,7.25%, 8/15/30	1,475,000	1,483,264
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	2,879,000	2,885,576
5.875%, 6/1/27 (a)	2,031,000	1,995,575
144A,6.75%, 4/15/30	2,815,000	2,742,389
Metinvest BV,144A,7.75%, 10/17/29	600,000	354,480
Mineral Resources Ltd.
144A,8.125%, 5/1/27	2,547,000	2,550,570
144A,8.00%, 11/1/27	2,274,000	2,280,367
144A,9.25%, 10/1/28	4,141,000	4,296,991
144A,8.50%, 5/1/30	2,274,000	2,300,833
United States Steel Corp.,6.875%, 3/1/29	1,861,000	1,851,192

(Cost $23,032,972)		22,741,237

Mining - 1.4%
First Quantum Minerals Ltd.
144A,7.50%, 4/1/25	3,820,000	3,543,699
144A,6.875%, 3/1/26	3,638,000	3,138,939
144A,6.875%, 10/15/27	5,457,000	4,426,555
144A,8.625%, 6/1/31	4,730,000	3,831,300
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	2,314,000	2,186,036
144A,5.875%, 4/15/30	2,547,000	2,451,029
144A,4.375%, 4/1/31 (a)	5,428,000	4,739,786
144A,6.125%, 4/15/32	2,911,000	2,820,922
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	2,061,000	1,959,727
144A,6.125%, 4/1/29	2,212,000	2,087,090
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	1,928,000	1,709,557
144A,4.50%, 6/1/31	1,989,000	1,608,804
Nexa Resources SA
144A,5.375%, 5/4/27	2,747,000	2,590,782
144A,6.50%, 1/18/28	1,676,000	1,630,896
Vedanta Resources Finance II PLC
144A,8.95%, 3/11/25	4,073,000	2,910,016
144A,9.25%, 4/23/26	1,835,000	1,042,931

(Cost $47,540,018)		42,678,069

Communications - 17.6%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	4,548,000	4,221,641
144A,7.75%, 4/15/28 (a)	3,638,000	2,985,989
144A,9.00%, 9/15/28 (a)	2,729,000	2,764,477
144A,7.50%, 6/1/29 (a)	3,820,000	3,013,909
Lamar Media Corp.
3.75%, 2/15/28	2,165,000	2,000,677
4.00%, 2/15/30	2,001,000	1,785,272
3.625%, 1/15/31	2,029,000	1,737,920

Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	2,275,000	2,146,918
144A,4.25%, 1/15/29	1,839,000	1,589,521
144A,4.625%, 3/15/30	1,819,000	1,563,440
144A,7.375%, 2/15/31	1,700,000	1,744,744
Stagwell Global LLC,144A,5.625%, 8/15/29	4,002,000	3,499,609

(Cost $32,612,625)		29,054,117

Internet - 1.8%
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	3,784,000	3,731,970
Gen Digital, Inc.
144A,5.00%, 4/15/25	3,718,000	3,690,859
144A,6.75%, 9/30/27	3,218,000	3,241,263
144A,7.125%, 9/30/30 (a)	2,120,000	2,167,602
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	2,095,000	2,028,476
144A,3.50%, 3/1/29	2,911,000	2,565,838
Match Group Holdings II LLC
144A,5.00%, 12/15/27	1,556,000	1,491,192
144A,4.625%, 6/1/28	1,819,000	1,697,509
144A,4.125%, 8/1/30	1,819,000	1,584,012
144A,3.625%, 10/1/31	2,026,000	1,657,542
MercadoLibre, Inc.
2.375%, 1/14/26	1,330,000	1,233,525
3.125%, 1/14/31	2,375,000	1,937,556
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	1,896,000	1,949,780
Rakuten Group, Inc.,144A,10.25%, 11/30/24	3,005,000	3,072,609
Uber Technologies, Inc.
144A,7.50%, 5/15/25	3,553,000	3,619,619
144A,8.00%, 11/1/26	5,729,000	5,826,949
144A,7.50%, 9/15/27	4,190,000	4,269,694
144A,6.25%, 1/15/28	1,743,000	1,726,659
144A,4.50%, 8/15/29	5,457,000	5,031,085
Ziff Davis, Inc.,144A,4.625%, 10/15/30	1,614,000	1,423,696

(Cost $55,978,818)		53,947,435

Media - 10.0%
Altice Financing SA
144A,5.00%, 1/15/28	4,366,000	3,741,370
144A,5.75%, 8/15/29	7,458,000	6,139,907
AMC Networks, Inc.
4.75%, 8/1/25	2,900,000	2,754,431
4.25%, 2/15/29 (a)	3,638,000	2,550,238
Cable One, Inc.,144A,4.00%, 11/15/30	2,340,000	1,826,943
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	2,582,000	2,527,933
144A,5.125%, 5/1/27	11,824,000	11,270,604
144A,5.00%, 2/1/28	9,096,000	8,531,495
144A,5.375%, 6/1/29	5,578,000	5,147,623
144A,6.375%, 9/1/29 (a)	5,457,000	5,269,117
144A,4.75%, 3/1/30	11,095,000	9,719,322
144A,4.50%, 8/15/30	10,002,000	8,588,640
144A,4.25%, 2/1/31	10,915,000	9,132,057
144A,7.375%, 3/1/31 (a)	3,878,000	3,881,878
144A,4.75%, 2/1/32	4,366,000	3,670,147
4.50%, 5/1/32	10,528,000	8,679,228
144A,4.50%, 6/1/33	6,288,000	5,034,506
144A,4.25%, 1/15/34	7,343,000	5,734,255
CSC Holdings LLC
144A,5.50%, 4/15/27	4,766,000	4,218,167
144A,5.375%, 2/1/28	3,638,000	3,092,983
144A,7.50%, 4/1/28	3,805,000	2,605,682
144A,11.25%, 5/15/28	3,638,000	3,634,490
144A,6.50%, 2/1/29	6,367,000	5,415,643
144A,5.75%, 1/15/30	8,186,000	4,628,364
144A,4.125%, 12/1/30 (a)	4,002,000	2,851,825
144A,4.625%, 12/1/30	8,439,000	4,654,352
144A,3.375%, 2/15/31	3,638,000	2,484,070
144A,4.50%, 11/15/31	5,448,000	3,858,727
144A,5.00%, 11/15/31	1,776,000	993,903
DISH DBS Corp.
7.75%, 7/1/26	7,276,000	4,349,920
144A,5.25%, 12/1/26	10,005,000	8,063,280
7.375%, 7/1/28	3,635,000	1,800,442
144A,5.75%, 12/1/28	9,096,000	6,754,254
5.125%, 6/1/29	5,457,000	2,474,650
DISH Network Corp.,144A,11.75%, 11/15/27	12,734,000	12,654,769
Gray Television, Inc.
144A,5.875%, 7/15/26	2,547,000	2,383,470
144A,7.00%, 5/15/27	2,774,000	2,516,573
144A,4.75%, 10/15/30	2,911,000	2,080,815
iHeartCommunications, Inc.
6.375%, 5/1/26	2,910,587	2,472,957
8.375%, 5/1/27	3,388,151	2,376,335
144A,5.25%, 8/15/27 (a)	2,729,000	2,098,803
144A,4.75%, 1/15/28 (a)	1,819,000	1,391,546
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	3,014,000	2,753,138
144A,8.00%, 8/1/29	2,325,000	2,096,859
News Corp.
144A,3.875%, 5/15/29	3,638,000	3,221,455
144A,5.125%, 2/15/32	1,833,000	1,657,566

Nexstar Media, Inc.
144A,5.625%, 7/15/27	6,235,000	5,910,911
144A,4.75%, 11/1/28	3,638,000	3,223,076
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	3,253,000	2,425,869
144A,6.50%, 9/15/28	3,697,000	1,735,742
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30 (a)	1,766,000	1,309,842
144A,4.125%, 12/1/30	2,678,000	1,883,397
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	3,638,000	3,350,453
144A,5.00%, 8/1/27	5,457,000	5,192,700
144A,4.00%, 7/15/28	7,277,000	6,511,921
144A,5.50%, 7/1/29	4,548,000	4,222,090
144A,4.125%, 7/1/30	5,457,000	4,607,754
144A,3.875%, 9/1/31	5,457,000	4,420,941
TEGNA, Inc.
144A,4.75%, 3/15/26	2,001,000	1,927,823
4.625%, 3/15/28	3,638,000	3,322,149
5.00%, 9/15/29	4,002,000	3,554,376
Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	3,600,000	3,312,000
Univision Communications, Inc.
144A,5.125%, 2/15/25	3,551,000	3,509,027
144A,6.625%, 6/1/27	5,698,000	5,625,139
144A,8.00%, 8/15/28	1,743,000	1,764,195
144A,4.50%, 5/1/29 (a)	3,841,000	3,372,941
144A,7.375%, 6/30/30	3,290,000	3,231,210
UPC Broadband Finco BV,144A,4.875%, 7/15/31	4,548,000	3,840,536
UPC Holding BV,144A,5.50%, 1/15/28	1,646,000	1,496,033
Videotron Ltd.
144A,5.125%, 4/15/27	2,182,500	2,113,366
144A,3.625%, 6/15/29	1,819,000	1,597,546
Virgin Media Finance PLC,144A,5.00%, 7/15/30	3,365,000	2,814,688
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	5,185,000	4,880,135
144A,4.50%, 8/15/30	3,329,000	2,859,844
VTR Finance NV,144A,6.375%, 7/15/28	1,758,000	304,783
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	2,298,000	2,192,144
144A,5.125%, 2/28/30	1,819,000	1,423,084
Ziggo BV,144A,4.875%, 1/15/30	3,606,000	3,089,863

(Cost $363,948,348)		304,810,310

Telecommunications - 4.8%
Altice France Holding SA
144A,10.50%, 5/15/27	5,621,000	2,990,301
144A,6.00%, 2/15/28 (a)	4,000,000	1,619,977
Altice France SA
144A,8.125%, 2/1/27	6,367,000	5,482,123
144A,5.50%, 1/15/28	4,002,000	3,063,908
144A,5.125%, 1/15/29	1,949,000	1,418,183
144A,5.125%, 7/15/29	9,096,000	6,513,515
144A,5.50%, 10/15/29	7,219,000	5,216,015
C&W Senior Financing DAC,144A,6.875%, 9/15/27	4,439,000	4,054,960
CommScope Technologies LLC
144A,6.00%, 6/15/25 (a)	4,637,000	3,635,269
144A,5.00%, 3/15/27	2,709,000	1,154,373
CommScope, Inc.
144A,6.00%, 3/1/26	5,457,000	4,684,725
144A,8.25%, 3/1/27 (a)	3,258,000	1,623,885
144A,7.125%, 7/1/28	2,524,000	1,182,002
144A,4.75%, 9/1/29	4,566,000	2,869,069
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	1,460,000	1,143,837
144A,6.50%, 10/1/28	2,729,000	2,258,247
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	4,114,000	3,868,839
144A,5.00%, 5/1/28	5,639,000	5,065,642
144A,6.75%, 5/1/29	3,591,000	3,045,965
5.875%, 11/1/29	2,728,189	2,187,666
144A,6.00%, 1/15/30	3,585,000	2,875,542
144A,8.75%, 5/15/30	4,366,000	4,363,229
144A,8.625%, 3/15/31	2,957,000	2,915,079
Hughes Satellite Systems Corp.
5.25%, 8/1/26	2,773,000	2,373,464
6.625%, 8/1/26	2,728,500	2,148,939
Iliad Holding SASU
144A,6.50%, 10/15/26	4,365,000	4,253,199
144A,7.00%, 10/15/28	3,108,000	2,990,977
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	10,915,000	10,149,445
Level 3 Financing, Inc.
144A,3.40%, 3/1/27 (a)	2,729,000	2,301,448
144A,4.625%, 9/15/27	3,638,000	1,932,196
144A,4.25%, 7/1/28	4,366,000	1,830,949
144A,3.625%, 1/15/29	3,056,000	1,104,133
144A,3.875%, 11/15/29 (a)	2,729,000	2,095,258
144A,10.50%, 5/15/30 (a)	3,364,000	3,125,492
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	1,482,000	727,632
144A,4.00%, 2/15/27 (a)	4,548,000	2,407,597
144A,4.50%, 1/15/29	1,513,000	369,017
Millicom International Cellular SA
144A,5.125%, 1/15/28	1,436,400	1,299,508
144A,6.25%, 3/25/29	2,210,400	2,044,630
144A,4.50%, 4/27/31	2,893,000	2,318,739

Sable International Finance Ltd.,144A,5.75%, 9/7/27	1,846,000	1,698,713
Viasat, Inc.
144A,5.625%, 9/15/25	2,547,000	2,434,308
144A,5.625%, 4/15/27	2,183,000	2,023,783
144A,6.50%, 7/15/28	1,455,000	1,122,714
144A,7.50%, 5/30/31	2,668,000	1,910,955
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31 (a)	4,912,000	4,132,465
144A,4.75%, 7/15/31	5,094,000	4,351,751
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28 (a)	5,094,000	4,230,791
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	5,375,000	4,106,759
144A,6.125%, 3/1/28	3,929,000	2,643,292

(Cost $185,106,231)		145,360,505

Consumer, Cyclical - 20.5%
Airlines - 1.4%
Air Canada,144A,3.875%, 8/15/26	4,366,000	4,078,050
American Airlines Group, Inc.,144A,3.75%, 3/1/25	1,805,000	1,728,133
American Airlines, Inc.
144A,11.75%, 7/15/25	6,643,000	7,274,151
144A,7.25%, 2/15/28 (a)	2,818,000	2,791,003
Delta Air Lines, Inc.
2.90%, 10/28/24	100,000	96,894
7.375%, 1/15/26	2,933,000	3,005,592
4.375%, 4/19/28 (a)	1,644,000	1,569,198
3.75%, 10/28/29	1,616,000	1,446,465
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,5.75%, 1/20/26	4,366,858	3,478,818
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	2,180,195	1,572,259
144A,8.00%, 9/20/25	1,855,366	1,338,007
United Airlines, Inc.
144A,4.375%, 4/15/26	7,277,000	6,927,242
144A,4.625%, 4/15/29	7,245,000	6,472,012

(Cost $45,695,502)		41,777,824

Apparel - 0.2%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	3,274,000	3,108,560
144A,9.00%, 2/15/31 (a)	2,185,000	2,065,996
Levi Strauss & Co.,144A,3.50%, 3/1/31 (a)	1,819,000	1,524,613

(Cost $7,065,147)		6,699,169

Auto Manufacturers - 0.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	1,455,000	1,373,486
144A,5.875%, 6/1/29	1,733,000	1,678,525
144A,3.75%, 1/30/31	3,671,000	3,068,865
Aston Martin Capital Holdings Ltd.,144A,10.50%, 11/30/25	4,203,000	4,206,308

(Cost $11,149,821)		10,327,184

Auto Parts & Equipment - 1.9%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	2,891,000	2,785,220
144A,7.00%, 4/15/28	1,611,000	1,638,933
144A,8.25%, 4/15/31	1,946,000	1,978,578
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	1,853,000	1,788,731
6.875%, 7/1/28	1,425,000	1,312,511
5.00%, 10/1/29	2,183,000	1,808,643
Clarios Global LP,144A,6.75%, 5/15/25	2,013,000	2,019,260
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	3,284,000	3,268,110
144A,8.50%, 5/15/27	5,610,000	5,654,134
144A,6.75%, 5/15/28	2,729,000	2,755,198
Dana, Inc.
5.375%, 11/15/27	1,330,000	1,265,736
5.625%, 6/15/28	1,330,000	1,268,561
4.25%, 9/1/30	1,580,000	1,342,013
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	2,965,000	3,019,037
5.00%, 5/31/26 (a)	3,093,000	2,999,187
4.875%, 3/15/27	2,489,000	2,352,653
5.00%, 7/15/29 (a)	2,993,000	2,731,179
5.25%, 4/30/31 (a)	2,001,000	1,752,725
5.25%, 7/15/31 (a)	2,275,000	1,974,984
5.625%, 4/30/33	1,637,000	1,409,631
Tenneco, Inc.,144A,8.00%, 11/17/28	6,913,000	5,703,225
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	3,883,000	3,796,788
144A,6.875%, 4/14/28	2,183,000	2,215,586
144A,7.125%, 4/14/30	2,183,000	2,242,312

(Cost $62,205,442)		59,082,935

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	2,547,000	2,346,440
144A,3.875%, 11/15/29	1,473,000	1,276,575
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	4,548,000	4,030,621
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	2,001,000	2,040,440
144A,7.75%, 3/15/31	2,911,000	3,018,387

(Cost $13,622,364)		12,712,463

Entertainment - 3.7%
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29	3,456,000	2,348,322
Banijay Entertainment SASU,144A,8.125%, 5/1/29	1,455,000	1,466,052
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	12,366,000	12,305,304
144A,8.125%, 7/1/27 (a)	5,861,000	5,976,614
144A,4.625%, 10/15/29	4,366,000	3,836,650
144A,7.00%, 2/15/30	7,277,000	7,293,846
Caesars Resort Collection LLC / CRC Finco, Inc.,144A,5.75%, 7/1/25	3,909,000	3,891,243
CDI Escrow Issuer, Inc.,144A,5.75%, 4/1/30	4,190,000	3,938,058
Cedar Fair LP,5.25%, 7/15/29	1,913,000	1,749,142
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	3,448,000	3,436,326
5.375%, 4/15/27	1,733,000	1,691,397
Churchill Downs, Inc.
144A,5.50%, 4/1/27	2,035,000	1,963,772
144A,4.75%, 1/15/28	2,529,000	2,353,106
144A,6.75%, 5/1/31	2,397,000	2,346,064
Cinemark USA, Inc.
144A,5.875%, 3/15/26	1,473,000	1,423,886
144A,5.25%, 7/15/28 (a)	2,783,000	2,508,221
International Game Technology PLC
144A,6.50%, 2/15/25	2,386,000	2,387,172
144A,4.125%, 4/15/26	2,604,000	2,486,849
144A,6.25%, 1/15/27	2,729,000	2,726,268
144A,5.25%, 1/15/29	2,729,000	2,582,722
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	2,428,000	2,430,962
144A,7.25%, 11/15/29	1,768,000	1,773,711
144A,7.50%, 9/1/31	2,019,000	2,050,210
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	4,366,000	4,369,088
144A,4.75%, 10/15/27 (a)	3,499,000	3,289,375
144A,3.75%, 1/15/28	1,819,000	1,647,045
Mohegan Tribal Gaming Authority,144A,8.00%, 2/1/26	4,137,000	3,866,895
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	1,450,000	1,380,647
144A,4.125%, 7/1/29	1,460,000	1,216,640
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	2,729,000	1,977,597
144A,5.875%, 9/1/31	2,694,000	1,918,633
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	1,688,000	1,614,969
144A,7.25%, 5/15/31 (a)	3,025,000	2,922,025
Vail Resorts, Inc.,144A,6.25%, 5/15/25	1,948,000	1,944,063
WMG Acquisition Corp.
144A,3.75%, 12/1/29	1,965,000	1,719,418
144A,3.875%, 7/15/30	1,894,000	1,653,538
144A,3.00%, 2/15/31 (a)	2,860,000	2,382,823
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	2,681,000	2,416,549
144A,7.125%, 2/15/31	2,351,000	2,338,832

(Cost $119,894,263)		111,624,034

Food Service - 0.3%
Aramark Services, Inc.
144A,5.00%, 4/1/25	2,074,000	2,059,643
144A,5.00%, 2/1/28	4,184,000	3,962,657
TKC Holdings, Inc.
144A,6.875%, 5/15/28	1,546,000	1,396,533
144A,10.50%, 5/15/29	2,456,000	2,126,024

(Cost $10,414,017)		9,544,857

Home Builders - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	1,455,000	1,215,035
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	2,183,000	2,061,713
144A,4.875%, 2/15/30	1,819,000	1,537,583
Century Communities, Inc.
6.75%, 6/1/27	1,700,000	1,701,868
144A,3.875%, 8/15/29	1,800,000	1,564,631
Mattamy Group Corp.
144A,5.25%, 12/15/27	1,819,000	1,709,030
144A,4.625%, 3/1/30	2,215,000	1,950,472
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,819,000	1,786,280
144A,5.75%, 1/15/28	1,673,000	1,629,602
144A,5.125%, 8/1/30	1,819,000	1,679,337

(Cost $18,426,678)		16,835,551

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29	2,795,000	2,424,859
144A,3.875%, 10/15/31	3,000,000	2,413,852

(Cost $5,703,560)		4,838,711

Housewares - 0.5%
Newell Brands, Inc.
4.875%, 6/1/25	2,203,000	2,151,935
5.20%, 4/1/26	7,200,000	6,956,751
6.375%, 9/15/27 (a)	1,768,000	1,730,603
6.625%, 9/15/29 (a)	1,813,000	1,769,728
Scotts Miracle-Gro Co.
4.50%, 10/15/29	1,434,000	1,223,748
4.00%, 4/1/31 (a)	1,684,000	1,352,531
4.375%, 2/1/32	1,600,000	1,271,856

(Cost $17,998,109)		16,457,152

Leisure Time - 3.6%
Carnival Corp.
144A,7.625%, 3/1/26 (a)	5,024,000	5,064,282
144A,5.75%, 3/1/27	11,311,000	10,758,614
144A,9.875%, 8/1/27	3,021,000	3,158,800
144A,4.00%, 8/1/28	8,752,000	7,956,090
144A,6.00%, 5/1/29	7,194,000	6,624,868
144A,7.00%, 8/15/29	1,819,000	1,855,878
144A,10.50%, 6/1/30	3,638,000	3,882,346
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	7,386,000	8,030,421
Life Time, Inc.
144A,5.75%, 1/15/26	3,211,000	3,149,751
144A,8.00%, 4/15/26	1,747,000	1,748,319
NCL Corp. Ltd.
144A,3.625%, 12/15/24	1,969,000	1,905,965
144A,5.875%, 3/15/26	5,185,000	4,916,676
144A,5.875%, 2/15/27	3,638,000	3,525,495
144A,8.375%, 2/1/28	2,137,000	2,212,076
144A,8.125%, 1/15/29 (a)	2,947,000	3,003,369
144A,7.75%, 2/15/29	2,183,000	2,064,641
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	2,645,000	2,506,811
144A,5.50%, 8/31/26	3,638,000	3,543,153
144A,5.375%, 7/15/27	3,615,000	3,481,789
144A,11.625%, 8/15/27	4,536,000	4,922,866
3.70%, 3/15/28	1,751,000	1,566,587
144A,5.50%, 4/1/28	5,457,000	5,217,567
144A,8.25%, 1/15/29	3,370,000	3,528,233
144A,9.25%, 1/15/29	3,638,000	3,883,551
144A,7.25%, 1/15/30	2,498,000	2,545,887
Viking Cruises Ltd.
144A,5.875%, 9/15/27	3,002,000	2,829,055
144A,7.00%, 2/15/29	1,819,000	1,743,875
144A,9.125%, 7/15/31	2,620,000	2,727,505

(Cost $111,492,258)		108,354,470

Lodging - 2.9%
Boyd Gaming Corp.
4.75%, 12/1/27	3,594,000	3,409,202
144A,4.75%, 6/15/31	3,399,000	3,010,786
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	1,896,000	1,887,323
144A,5.75%, 5/1/28	1,763,000	1,738,416
144A,3.75%, 5/1/29	3,017,000	2,712,473
4.875%, 1/15/30	3,525,000	3,320,188
144A,4.00%, 5/1/31	4,002,000	3,524,649
144A,3.625%, 2/15/32	5,457,000	4,588,665
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	3,096,000	2,734,363
144A,4.875%, 7/1/31	1,819,000	1,528,696
Las Vegas Sands Corp.
2.90%, 6/25/25	1,663,000	1,582,968
3.50%, 8/18/26	3,485,000	3,269,673
3.90%, 8/8/29	2,694,000	2,408,032
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29 (a)	1,803,000	1,517,720
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	3,453,000	3,328,312
144A,5.25%, 4/26/26	1,823,000	1,716,819
144A,5.625%, 7/17/27	2,332,000	2,112,267
144A,5.75%, 7/21/28	3,393,000	3,036,735
144A,5.375%, 12/4/29	4,264,000	3,574,951
MGM Resorts International
6.75%, 5/1/25	2,994,000	3,001,940
5.75%, 6/15/25	2,444,000	2,431,735
4.625%, 9/1/26	1,400,000	1,345,498
5.50%, 4/15/27	2,456,000	2,381,751
4.75%, 10/15/28	2,729,000	2,525,416
Station Casinos LLC
144A,4.50%, 2/15/28	2,347,000	2,123,581
144A,4.625%, 12/1/31	1,963,000	1,665,586
Studio City Finance Ltd.
144A,6.00%, 7/15/25	1,572,000	1,524,086
144A,6.50%, 1/15/28	1,819,000	1,602,566
144A,5.00%, 1/15/29	3,848,000	3,000,885
Travel + Leisure Co.
144A,6.625%, 7/31/26	2,365,000	2,365,757
6.00%, 4/1/27	1,455,000	1,411,683
144A,4.50%, 12/1/29	2,365,000	2,038,216
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	5,125,000	5,067,283
144A,5.25%, 5/15/27	3,094,000	2,949,353

(Cost $93,899,284)		86,437,574

Retail - 4.5%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	2,011,000	2,005,879
144A,3.875%, 1/15/28	5,874,000	5,411,498
144A,4.375%, 1/15/28	2,514,000	2,337,813
144A,3.50%, 2/15/29	2,729,000	2,435,372
144A,4.00%, 10/15/30	10,551,000	9,104,447
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,473,000	1,356,161
144A,4.625%, 11/15/29 (a)	2,911,000	2,623,757
4.75%, 3/1/30	1,480,000	1,331,542
144A,5.00%, 2/15/32	2,215,000	1,933,602
Bath & Body Works, Inc.
5.25%, 2/1/28	1,685,000	1,620,189
7.50%, 6/15/29 (a)	1,733,000	1,780,718
144A,6.625%, 10/1/30 (a)	3,408,000	3,376,649
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	2,196,000	2,194,142
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	2,401,000	2,295,666
144A,5.875%, 4/1/29	3,002,000	2,757,859
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	3,645,000	3,241,334
144A,6.75%, 1/15/30	4,548,000	3,836,440
FirstCash, Inc.
144A,4.625%, 9/1/28	1,823,000	1,671,216
144A,5.625%, 1/1/30	2,001,000	1,874,347
Gap, Inc.
144A,3.625%, 10/1/29	2,744,000	2,258,977
144A,3.875%, 10/1/31	2,754,000	2,177,710
Kohl’s Corp.,4.625%, 5/1/31	1,819,000	1,331,899
LBM Acquisition LLC,144A,6.25%, 1/15/29	2,983,000	2,502,394
Lithia Motors, Inc.
144A,4.625%, 12/15/27	1,455,000	1,353,378
144A,3.875%, 6/1/29	2,860,000	2,523,106
144A,4.375%, 1/15/31	2,001,000	1,726,721
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29 (a)	1,819,000	1,711,315
144A,5.875%, 3/15/30	1,583,000	1,437,823
144A,6.125%, 3/15/32	1,546,000	1,387,535
Michaels Cos., Inc.
144A,5.25%, 5/1/28	3,093,000	2,261,648
144A,7.875%, 5/1/29	4,558,000	2,594,596
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,819,000	1,674,887
144A,3.75%, 2/15/31	1,884,000	1,600,119
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	4,002,000	3,753,560
Nordstrom, Inc.
4.375%, 4/1/30	1,793,000	1,492,112
4.25%, 8/1/31 (a)	1,546,000	1,221,696
Penske Automotive Group, Inc.
3.50%, 9/1/25	2,340,000	2,252,401
3.75%, 6/15/29	1,819,000	1,578,634
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	4,366,000	3,997,445
144A,7.75%, 2/15/29	4,139,000	3,917,302
QVC, Inc.
4.45%, 2/15/25	2,127,000	1,974,202
4.75%, 2/15/27 (a)	2,092,000	1,609,380
4.375%, 9/1/28 (a)	1,819,000	1,229,542
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)	2,365,000	2,087,316
144A,4.875%, 11/15/31 (a)	1,813,000	1,526,341
SRS Distribution, Inc.
144A,4.625%, 7/1/28	2,381,000	2,176,902
144A,6.125%, 7/1/29	1,637,000	1,447,069
144A,6.00%, 12/1/29	3,093,000	2,693,431
Staples, Inc.
144A,7.50%, 4/15/26	7,277,000	6,445,024
144A,10.75%, 4/15/27	3,455,000	2,254,388
Suburban Propane Partners LP/Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	2,365,000	2,094,503
Yum! Brands, Inc.
144A,4.75%, 1/15/30	2,911,000	2,707,935
3.625%, 3/15/31	3,820,000	3,283,438
4.625%, 1/31/32	4,002,000	3,602,348
5.375%, 4/1/32	3,638,000	3,446,517

(Cost $153,958,727)		136,522,225

Consumer, Non-cyclical - 16.7%
Agriculture - 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	1,663,000	1,616,562
144A,6.00%, 6/15/30	3,575,000	3,452,079
Vector Group Ltd.
144A,10.50%, 11/1/26	2,062,000	2,066,392
144A,5.75%, 2/1/29	3,183,000	2,836,000

(Cost $10,638,373)		9,971,033

Beverages - 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29
(Cost $2,693,018)	2,729,000	2,423,389

Commercial Services - 4.0%
ADT Security Corp.,144A,4.125%, 8/1/29	3,638,000	3,236,237
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	2,056,000	2,008,537

Albion Financing 2 SARL,144A,8.75%, 4/15/27	1,719,000	1,643,635
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	7,058,000	6,866,010
144A,9.75%, 7/15/27	3,820,000	3,518,436
144A,6.00%, 6/1/29 (a)	3,493,000	2,662,679
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	4,457,000	3,870,564
APX Group, Inc.
144A,6.75%, 2/15/27	2,183,000	2,172,664
144A,5.75%, 7/15/29	2,939,000	2,626,922
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	1,819,000	1,649,335
144A,5.375%, 3/1/29 (a)	2,210,000	1,993,216
144A,8.00%, 2/15/31	1,821,000	1,781,566
Block, Inc.
2.75%, 6/1/26	3,605,000	3,324,500
3.50%, 6/1/31	3,638,000	3,048,742
Brink’s Co.
144A,5.50%, 7/15/25	1,411,000	1,396,080
144A,4.625%, 10/15/27	2,183,000	2,048,106
Garda World Security Corp.
144A,4.625%, 2/15/27 (a)	2,053,000	1,954,100
144A,9.50%, 11/1/27	2,199,000	2,117,007
144A,7.75%, 2/15/28	1,455,000	1,470,117
144A,6.00%, 6/1/29	1,819,000	1,516,279
Herc Holdings, Inc.,144A,5.50%, 7/15/27	4,265,000	4,143,784
Hertz Corp.
144A,4.625%, 12/1/26 (a)	1,793,000	1,581,408
144A,5.00%, 12/1/29	3,638,000	2,799,952
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	3,820,000	3,310,450
144A,5.75%, 11/1/28	3,565,000	2,773,267
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	4,908,000	4,858,288
144A,3.375%, 8/31/27	3,645,000	3,301,759
144A,6.25%, 1/15/28 (a)	4,729,500	4,564,120
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	3,103,000	2,594,285
144A,11.25%, 12/15/27 (a)	2,019,000	1,830,582
Service Corp. International
4.625%, 12/15/27	1,944,000	1,840,987
5.125%, 6/1/29	2,624,000	2,512,480
3.375%, 8/15/30	3,093,000	2,600,563
4.00%, 5/15/31	2,911,000	2,483,172
Sotheby’s,144A,7.375%, 10/15/27	2,783,000	2,554,136
United Rentals North America, Inc.
5.50%, 5/15/27	1,723,000	1,701,833
3.875%, 11/15/27	2,729,000	2,568,094
4.875%, 1/15/28 (a)	6,073,000	5,845,792
5.25%, 1/15/30	2,729,000	2,607,217
4.00%, 7/15/30	2,729,000	2,433,928
3.875%, 2/15/31	4,002,000	3,484,722
3.75%, 1/15/32	2,844,000	2,414,312
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	2,020,000	2,008,193
144A,4.625%, 8/15/28	1,813,000	1,668,196
144A,7.375%, 10/1/31	1,819,000	1,863,911

(Cost $133,236,207)		121,250,163

Cosmetics/Personal Care - 0.4%
Coty, Inc.
144A,5.00%, 4/15/26	2,847,000	2,781,886
144A,6.50%, 4/15/26	335,000	334,017
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC,144A,6.625%, 7/15/30	3,065,000	3,083,283
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	2,594,000	2,473,405
144A,4.125%, 4/1/29	1,819,000	1,606,177

(Cost $10,780,685)		10,278,768

Food - 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	2,539,000	2,389,352
144A,7.50%, 3/15/26	2,320,000	2,361,512
144A,4.625%, 1/15/27	4,912,000	4,723,295
144A,5.875%, 2/15/28	2,594,000	2,561,135
144A,6.50%, 2/15/28	2,779,000	2,792,868
144A,3.50%, 3/15/29	4,910,000	4,355,779
144A,4.875%, 2/15/30	3,750,000	3,510,372
B&G Foods, Inc.
5.25%, 9/15/27 (a)	2,009,000	1,751,257
144A,8.00%, 9/15/28	2,001,000	2,047,451
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	1,819,000	1,741,178
144A,4.125%, 1/31/30	3,529,000	3,162,884
144A,4.375%, 1/31/32	2,553,000	2,227,653
Performance Food Group, Inc.
144A,5.50%, 10/15/27	3,857,000	3,737,338
144A,4.25%, 8/1/29	3,638,000	3,261,700
Pilgrim’s Pride Corp.
3.50%, 3/1/32	3,267,000	2,647,479
6.25%, 7/1/33	3,686,000	3,630,334
6.875%, 5/15/34	1,858,000	1,901,396

Post Holdings, Inc.
144A,5.75%, 3/1/27	1,557,000	1,531,604
144A,5.625%, 1/15/28	3,420,000	3,330,242
144A,5.50%, 12/15/29	4,491,000	4,224,687
144A,4.625%, 4/15/30	5,040,000	4,506,143
144A,4.50%, 9/15/31	3,819,000	3,328,731
Sigma Holdco BV,144A,7.875%, 5/15/26	1,722,000	1,482,900
US Foods, Inc.
144A,6.875%, 9/15/28	1,819,000	1,845,557
144A,4.75%, 2/15/29	3,274,000	3,040,416
144A,4.625%, 6/1/30	1,819,000	1,642,963
144A,7.25%, 1/15/32	1,819,000	1,860,655

(Cost $80,929,965)		75,596,881

Healthcare-Products - 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	5,639,000	5,280,746
144A,3.875%, 11/1/29	2,911,000	2,581,003
Bausch & Lomb Escrow Corp.,144A,8.375%, 10/1/28	5,094,000	5,213,913
Hologic, Inc.
144A,4.625%, 2/1/28	1,360,000	1,282,379
144A,3.25%, 2/15/29	3,456,000	3,037,454
Medline Borrower LP
144A,3.875%, 4/1/29	16,372,000	14,556,513
144A,5.25%, 10/1/29	9,096,000	8,237,625
Teleflex, Inc.
4.625%, 11/15/27	1,753,000	1,662,405
144A,4.25%, 6/1/28	1,853,000	1,708,813

(Cost $44,585,648)		43,560,851

Healthcare-Services - 5.1%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	1,819,000	1,718,969
144A,3.125%, 2/15/29 (a)	1,939,000	1,627,887
144A,3.50%, 4/1/30	2,381,000	1,992,457
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	1,738,000	1,609,649
144A,3.75%, 3/15/29	1,819,000	1,621,347
144A,4.00%, 3/15/31	1,933,000	1,663,791
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26 (a)	7,643,000	7,399,127
144A,5.625%, 3/15/27	6,913,000	6,173,577
144A,8.00%, 12/15/27	2,627,000	2,491,731
144A,6.875%, 4/1/28	2,713,000	1,372,710
144A,6.00%, 1/15/29	3,333,000	2,811,952
144A,6.875%, 4/15/29	5,044,000	2,980,020
144A,6.125%, 4/1/30	4,482,000	2,506,267
144A,5.25%, 5/15/30	5,585,000	4,410,781
144A,4.75%, 2/15/31	3,832,000	2,815,370
DaVita, Inc.
144A,4.625%, 6/1/30	10,005,000	8,465,011
144A,3.75%, 2/15/31	5,498,000	4,315,553
Encompass Health Corp.
4.50%, 2/1/28	2,911,000	2,724,693
4.75%, 2/1/30	2,911,000	2,646,658
4.625%, 4/1/31	1,520,000	1,335,319
IQVIA, Inc.
144A,5.00%, 10/15/26	3,911,000	3,817,193
144A,5.00%, 5/15/27	4,002,000	3,879,927
144A,6.50%, 5/15/30	1,819,000	1,837,190
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	2,183,000	1,913,258
LifePoint Health, Inc.
144A,5.375%, 1/15/29	1,819,000	1,193,475
144A,9.875%, 8/15/30	2,950,000	2,850,686
144A,11.00%, 10/15/30	4,002,000	4,021,510
ModivCare, Inc.,144A,5.875%, 11/15/25	1,663,000	1,620,219
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	2,911,000	2,701,213
144A,3.875%, 11/15/30	2,365,000	2,057,040
144A,3.875%, 5/15/32	2,729,000	2,290,159
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,144A,9.75%, 12/1/26	4,523,000	4,376,366
Select Medical Corp.,144A,6.25%, 8/15/26	4,348,000	4,319,425
Star Parent, Inc.,144A,9.00%, 10/1/30 (a)	3,638,000	3,782,716
Team Health Holdings, Inc.,144A,6.375%, 2/1/25	2,525,000	2,120,697
Tenet Healthcare Corp.
4.875%, 1/1/26	7,763,000	7,634,293
6.25%, 2/1/27	5,438,000	5,418,306
5.125%, 11/1/27	5,457,000	5,243,900
4.625%, 6/15/28	2,190,000	2,046,783
6.125%, 10/1/28 (a)	9,096,000	8,826,849
4.25%, 6/1/29	5,125,000	4,598,042
4.375%, 1/15/30	5,275,000	4,719,077
6.125%, 6/15/30	7,095,000	6,919,110
144A,6.75%, 5/15/31	5,089,000	5,089,339

(Cost $174,155,431)		155,959,642

Household Products/Wares - 0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	1,793,000	1,537,114
144A,4.125%, 4/30/31	1,435,000	1,211,693
Spectrum Brands, Inc.,144A,3.875%, 3/15/31	1,648,000	1,403,989

(Cost $4,824,097)		4,152,796

Pharmaceuticals - 2.8%
AdaptHealth LLC
144A,4.625%, 8/1/29	1,819,000	1,437,901
144A,5.125%, 3/1/30 (a)	2,183,000	1,740,593
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	2,683,000	2,363,857
144A,8.50%, 1/31/27 (a)	2,338,000	1,158,083
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	6,112,000	5,331,406
144A,9.00%, 12/15/25	3,490,000	3,132,488
144A,6.125%, 2/1/27 (a)	3,638,000	2,025,994
144A,5.75%, 8/15/27	1,819,000	993,229
144A,5.00%, 1/30/28	1,576,000	590,771
144A,4.875%, 6/1/28	5,821,000	2,969,811
144A,11.00%, 9/30/28	6,455,000	4,050,513
144A,5.00%, 2/15/29	1,644,000	575,873
144A,6.25%, 2/15/29 (a)	2,987,000	1,067,046
144A,5.25%, 1/30/30	2,833,000	1,017,089
144A,5.25%, 2/15/31	1,683,000	594,739
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	1,843,000	1,708,441
Grifols SA,144A,4.75%, 10/15/28	2,524,000	2,232,983
Herbalife Nutrition Ltd / HLF Financing, Inc.,144A,7.875%, 9/1/25	2,155,000	2,115,607
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	2,183,000	1,550,323
Jazz Securities DAC,144A,4.375%, 1/15/29	5,457,000	4,914,313
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	7,640,000	6,791,134
144A,5.125%, 4/30/31	7,277,000	5,719,256
Owens & Minor, Inc.
144A,4.50%, 3/31/29	1,741,000	1,492,403
144A,6.625%, 4/1/30 (a)	2,025,000	1,892,049
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	2,396,000	2,352,413
4.375%, 3/15/26	2,558,000	2,458,186
4.65%, 6/15/30	2,729,000	2,438,521
Prestige Brands, Inc.
144A,5.125%, 1/15/28	1,330,000	1,264,599
144A,3.75%, 4/1/31	2,183,000	1,822,106
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	1,654,000	1,661,509
3.15%, 10/1/26	12,289,000	11,198,457
6.75%, 3/1/28	4,547,000	4,566,234

(Cost $109,842,011)		85,227,927

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG,144A,10.50%, 5/15/28
(Cost $1,839,925)	1,808,000	1,863,397

Energy - 11.2%
Energy-Alternate Sources - 0.0%
Sunnova Energy Corp.,144A,11.75%, 10/1/28 (a)
(Cost $1,261,723)	1,470,000	1,262,335

Oil & Gas - 5.2%
Antero Resources Corp.
144A,7.625%, 2/1/29	1,654,000	1,695,075
144A,5.375%, 3/1/30	2,230,000	2,094,144
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	2,010,000	1,983,694
144A,8.25%, 12/31/28	1,984,000	1,987,373
144A,5.875%, 6/30/29	1,357,000	1,246,632
Baytex Energy Corp.
144A,8.75%, 4/1/27	1,388,000	1,424,729
144A,8.50%, 4/30/30	2,911,000	2,978,675
Callon Petroleum Co.
144A,8.00%, 8/1/28	2,476,000	2,512,573
144A,7.50%, 6/15/30 (a)	2,183,000	2,156,875
Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,11.00%, 4/15/25	1,515,000	1,531,354
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	2,001,000	1,962,963
144A,5.875%, 2/1/29	1,718,000	1,651,061
144A,6.75%, 4/15/29	3,559,000	3,548,051
Civitas Resources, Inc.
144A,5.00%, 10/15/26	1,360,000	1,297,719
144A,8.375%, 7/1/28	4,912,000	5,036,097
144A,8.625%, 11/1/30	3,638,000	3,771,005
144A,8.75%, 7/1/31	4,912,000	5,090,107
CNX Resources Corp.
144A,6.00%, 1/15/29	1,763,000	1,682,209
144A,7.375%, 1/15/31	1,803,000	1,792,824
Comstock Resources, Inc.
144A,6.75%, 3/1/29	4,370,000	4,027,811
144A,5.875%, 1/15/30	3,606,000	3,132,152
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	2,328,000	2,312,146
144A,9.25%, 2/15/28	3,090,000	3,195,972
CrownRock LP / CrownRock Finance, Inc.,144A,5.625%, 10/15/25	2,887,000	2,860,699
CVR Energy, Inc.
144A,5.25%, 2/15/25	2,242,000	2,210,654
144A,5.75%, 2/15/28	1,530,000	1,416,382

Energean PLC,144A,6.50%, 4/30/27	1,637,000	1,452,497
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	2,365,000	2,214,882
144A,7.75%, 5/1/27	1,520,000	1,399,859
144A,7.50%, 3/1/28	1,585,000	1,419,867
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	1,995,429	1,935,458
144A,REGS, 6.50%, 6/30/27	2,183,289	2,059,719
144A,REGS, 6.75%, 6/30/30	2,112,059	1,924,728
Matador Resources Co.
5.875%, 9/15/26	2,375,000	2,332,469
144A,6.875%, 4/15/28	1,977,000	1,982,911
Murphy Oil Corp.,5.875%, 12/1/27	1,834,000	1,808,537
Northern Oil and Gas, Inc.
144A,8.125%, 3/1/28	2,604,000	2,634,795
144A,8.75%, 6/15/31	1,738,000	1,805,348
Parkland Corp.
144A,5.875%, 7/15/27	1,663,000	1,631,470
144A,4.50%, 10/1/29	2,911,000	2,596,792
144A,4.625%, 5/1/30	2,911,000	2,600,469
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	3,007,000	2,891,321
144A,7.875%, 9/15/30	1,802,000	1,803,703
Permian Resources Operating LLC
144A,8.00%, 4/15/27	1,859,000	1,900,484
144A,5.875%, 7/1/29	2,407,000	2,302,075
144A,9.875%, 7/15/31	1,833,000	2,009,688
144A,7.00%, 1/15/32	1,923,000	1,930,157
Puma International Financing SA,144A,5.00%, 1/24/26	2,715,000	2,519,615
Range Resources Corp.
4.875%, 5/15/25	2,653,000	2,612,913
8.25%, 1/15/29	2,295,000	2,381,017
144A,4.75%, 2/15/30 (a)	1,767,000	1,613,040
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	2,183,000	2,193,184
SM Energy Co.
6.75%, 9/15/26	1,516,000	1,496,864
6.625%, 1/15/27	1,459,000	1,446,825
6.50%, 7/15/28	1,531,000	1,491,477
Southwestern Energy Co.
5.375%, 2/1/29	2,333,000	2,221,271
5.375%, 3/15/30	4,366,000	4,145,515
4.75%, 2/1/32	4,334,000	3,870,926
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,115,000	2,106,549
144A,7.00%, 9/15/28	1,663,000	1,677,126
4.50%, 5/15/29	2,965,000	2,705,471
4.50%, 4/30/30	2,976,000	2,675,748
Transocean, Inc.
144A,7.50%, 1/15/26	1,983,000	1,934,972
144A,11.50%, 1/30/27	2,501,000	2,603,441
144A,8.00%, 2/1/27	2,125,000	2,031,687
Tullow Oil PLC,144A,7.00%, 3/1/25	2,106,000	1,926,548
Vital Energy, Inc.
9.50%, 1/15/25	1,700,000	1,707,811
10.125%, 1/15/28 (a)	2,354,000	2,398,950
9.75%, 10/15/30	1,956,000	1,961,862

(Cost $162,325,651)		156,959,017

Oil & Gas Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	1,663,000	1,649,619
144A,6.25%, 4/1/28	3,317,000	3,241,870
CGG SA,144A,8.75%, 4/1/27	1,893,000	1,719,516
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	2,701,000	2,687,922
6.875%, 9/1/27	2,594,000	2,562,936
Weatherford International Ltd.,144A,8.625%, 4/30/30	5,630,000	5,824,601

(Cost $18,185,323)		17,686,464

Pipelines - 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	2,244,000	2,289,668
144A,5.75%, 3/1/27	2,186,000	2,138,749
144A,5.75%, 1/15/28	2,376,000	2,300,134
144A,5.375%, 6/15/29	2,709,000	2,538,810
Buckeye Partners LP
144A,4.125%, 3/1/25	1,971,000	1,921,348
3.95%, 12/1/26	2,375,000	2,246,334
4.125%, 12/1/27	1,330,000	1,229,465
144A,4.50%, 3/1/28	1,819,000	1,661,122
CQP Holdco LP / BIP-V Chinook Holdco LLC,144A,5.50%, 6/15/31	5,094,000	4,715,502
DT Midstream, Inc.
144A,4.125%, 6/15/29	4,002,000	3,598,823
144A,4.375%, 6/15/31	3,625,000	3,185,496
EnLink Midstream LLC
144A,5.625%, 1/15/28	1,738,000	1,688,925
5.375%, 6/1/29	1,916,000	1,850,442
144A,6.50%, 9/1/30	3,636,000	3,670,120
EnLink Midstream Partners LP
4.15%, 6/1/25	1,874,000	1,837,644
4.85%, 7/15/26	1,658,000	1,614,707

EQM Midstream Partners LP
144A,6.00%, 7/1/25	1,431,000	1,420,901
4.125%, 12/1/26	1,876,000	1,774,202
144A,7.50%, 6/1/27	1,684,000	1,722,734
144A,6.50%, 7/1/27	3,274,000	3,282,165
5.50%, 7/15/28	2,936,000	2,856,399
144A,4.50%, 1/15/29	3,005,000	2,743,796
144A,7.50%, 6/1/30	1,819,000	1,879,747
144A,4.75%, 1/15/31	4,148,000	3,697,443
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	1,963,000	1,947,663
8.00%, 1/15/27	3,483,000	3,489,338
7.75%, 2/1/28	2,679,000	2,649,407
8.875%, 4/15/30 (a)	1,783,000	1,813,623
Hess Midstream Operations LP
144A,5.625%, 2/15/26	2,985,000	2,950,270
144A,5.125%, 6/15/28	2,148,000	2,057,354
144A,4.25%, 2/15/30	2,644,000	2,367,173
144A,5.50%, 10/15/30	1,532,000	1,447,035
ITT Holdings LLC,144A,6.50%, 8/1/29	4,453,000	3,888,760
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	4,548,000	4,413,347
144A,6.50%, 9/30/26	5,457,000	5,190,728
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,7.50%, 2/1/26	7,177,000	7,208,902
NuStar Logistics LP
5.75%, 10/1/25	1,981,000	1,968,675
6.00%, 6/1/26	1,663,000	1,658,784
5.625%, 4/28/27	1,899,000	1,870,895
6.375%, 10/1/30	2,235,000	2,180,768
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	1,385,000	1,327,165
144A,4.95%, 7/15/29	1,929,000	1,781,019
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	2,382,000	2,397,458
144A,6.00%, 3/1/27	1,420,000	1,366,757
144A,5.50%, 1/15/28	2,775,000	2,562,632
144A,6.00%, 12/31/30	2,715,000	2,453,452
144A,6.00%, 9/1/31	1,697,000	1,522,683
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	4,548,000	3,992,475
144A,6.25%, 1/15/30	3,638,000	3,572,024
144A,4.125%, 8/15/31	4,611,000	3,979,996
144A,3.875%, 11/1/33	4,426,000	3,615,544
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	8,186,000	8,128,075
144A,9.50%, 2/1/29	9,096,000	9,384,916
144A,8.375%, 6/1/31	8,186,000	8,075,320
144A,9.875%, 2/1/32	5,408,000	5,546,836

(Cost $173,987,750)		164,673,750

Financial - 10.5%
Banks - 0.3%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	2,107,000	2,015,264
144A,6.625%, 1/15/27	1,947,000	1,778,766
144A,12.00%, 10/1/28	2,911,000	3,056,827
144A,12.25%, 10/1/30	1,769,000	1,867,871

(Cost $8,491,604)		8,718,728

Diversified Financial Services - 3.7%
AG Issuer LLC,144A,6.25%, 3/1/28	1,819,000	1,765,128
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	1,819,000	1,888,231
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	1,455,000	1,500,914
Coinbase Global, Inc.
144A,3.375%, 10/1/28 (a)	3,638,000	2,927,101
144A,3.625%, 10/1/31	2,683,000	1,974,990
Curo Group Holdings Corp.,144A,7.50%, 8/1/28	2,482,000	874,905
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	3,613,000	3,093,650
LD Holdings Group LLC
144A,6.50%, 11/1/25	1,819,000	1,589,845
144A,6.125%, 4/1/28	2,183,000	1,540,368
Macquarie Airfinance Holdings Ltd.,144A,8.375%, 5/1/28	1,771,000	1,816,382
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	1,728,000	1,650,780
144A,6.00%, 1/15/27	2,183,000	2,121,931
144A,5.50%, 8/15/28	3,093,000	2,864,674
144A,5.125%, 12/15/30	2,365,000	2,045,488
144A,5.75%, 11/15/31	2,183,000	1,911,868
Navient Corp.
5.875%, 10/25/24	170,000	168,597
6.75%, 6/25/25	1,663,000	1,676,306
6.75%, 6/15/26	1,713,000	1,711,393
5.00%, 3/15/27	2,611,000	2,436,885
4.875%, 3/15/28	1,783,000	1,580,725
5.50%, 3/15/29	2,729,000	2,389,247
9.375%, 7/25/30	1,793,000	1,839,175
11.50%, 3/15/31	1,879,000	2,022,725
NFP Corp.
144A,4.875%, 8/15/28	1,928,000	1,761,361
144A,6.875%, 8/15/28	7,548,000	6,728,593
OneMain Finance Corp.
6.875%, 3/15/25	4,543,000	4,579,762
7.125%, 3/15/26	5,821,000	5,874,327

3.50%, 1/15/27	2,729,000	2,441,080
6.625%, 1/15/28	2,730,000	2,655,863
3.875%, 9/15/28	2,182,000	1,875,776
9.00%, 1/15/29	3,274,000	3,376,412
5.375%, 11/15/29	2,758,000	2,485,012
4.00%, 9/15/30	3,004,000	2,448,321
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	1,453,000	1,465,942
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	2,365,000	2,301,571
144A,4.25%, 2/15/29	2,451,000	2,121,981
144A,5.75%, 9/15/31	1,819,000	1,607,594
PRA Group, Inc.,144A,8.375%, 2/1/28	1,455,000	1,321,322
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	4,184,000	3,805,808
144A,3.625%, 3/1/29	2,729,000	2,399,340
144A,3.875%, 3/1/31	4,548,000	3,823,845
144A,4.00%, 10/15/33	3,093,000	2,485,782
SLM Corp.
4.20%, 10/29/25	1,718,000	1,632,539
3.125%, 11/2/26	1,874,000	1,696,588
Synchrony Financial,7.25%, 2/2/33	2,729,000	2,552,088
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	2,830,000	2,754,016
144A,5.75%, 6/15/27	1,793,000	1,687,554
144A,5.50%, 4/15/29	2,547,000	2,280,584

(Cost $122,000,945)		111,554,369

Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	3,266,000	3,227,200
144A,10.125%, 8/1/26	1,410,000	1,453,659
144A,4.25%, 2/15/29	2,547,000	2,226,016
144A,6.00%, 8/1/29	1,819,000	1,568,404
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	2,656,000	2,463,706
144A,6.75%, 10/15/27	4,866,000	4,671,360
144A,6.75%, 4/15/28	4,654,000	4,662,670
144A,5.875%, 11/1/29	1,606,000	1,453,591
AssuredPartners, Inc.
144A,7.00%, 8/15/25	1,948,000	1,944,712
144A,5.625%, 1/15/29	2,001,000	1,789,795
HUB International Ltd.
144A,7.00%, 5/1/26	6,076,000	6,049,026
144A,5.625%, 12/1/29	1,909,000	1,735,823
144A,7.25%, 6/15/30	8,037,000	8,222,304

(Cost $42,415,480)		41,468,266

Real Estate - 0.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	2,328,197	2,011,073
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	2,341,000	2,226,174
144A,8.875%, 9/1/31	1,455,000	1,459,665
Howard Hughes Corp.
144A,5.375%, 8/1/28	2,729,000	2,561,344
144A,4.125%, 2/1/29	2,365,000	2,029,750
144A,4.375%, 2/1/31	2,366,000	1,965,649
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,183,000	1,751,617
4.75%, 2/1/30	2,183,000	1,673,106
5.00%, 3/1/31	2,175,000	1,632,615
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)	2,076,000	1,482,533
144A,5.25%, 4/15/30	1,664,000	1,120,884

(Cost $23,297,764)		19,914,410

Real Estate Investment Trusts - 4.1%
Brandywine Operating Partnership LP,3.95%, 11/15/27	1,637,000	1,418,714
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	3,439,000	3,265,192
144A,4.50%, 4/1/27	2,650,000	2,326,104
Diversified Healthcare Trust
9.75%, 6/15/25	1,869,000	1,855,945
4.75%, 2/15/28	1,806,000	1,317,930
4.375%, 3/1/31	1,819,000	1,284,401
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	1,803,000	1,471,854
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	1,330,000	1,312,238
144A,3.375%, 6/15/26	3,570,000	3,234,234
Iron Mountain, Inc.
144A,4.875%, 9/15/27	3,525,000	3,340,254
144A,5.25%, 3/15/28	2,953,000	2,801,629
144A,5.00%, 7/15/28	1,819,000	1,700,514
144A,7.00%, 2/15/29	3,747,000	3,779,857
144A,4.875%, 9/15/29	3,638,000	3,315,844
144A,5.25%, 7/15/30	4,730,000	4,341,843
144A,4.50%, 2/15/31	4,063,000	3,520,934
144A,5.625%, 7/15/32	2,135,000	1,940,613
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	2,285,000	2,109,950
144A,4.75%, 6/15/29	2,317,000	2,019,210

MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26 (a)	1,908,000	1,662,033
5.00%, 10/15/27	5,094,000	4,063,630
4.625%, 8/1/29	3,274,000	2,340,768
3.50%, 3/15/31	4,730,000	2,919,650
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	1,819,000	1,465,687
Office Properties Income Trust
4.50%, 2/1/25	2,365,000	2,091,035
3.45%, 10/15/31	1,416,000	756,746
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	2,161,000	2,175,522
144A,5.875%, 10/1/28	2,638,000	2,498,186
144A,4.875%, 5/15/29	2,724,000	2,426,103
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27 (a)	2,563,500	2,436,607
144A,7.25%, 7/15/28	1,455,000	1,478,483
144A,4.50%, 2/15/29	2,183,000	1,970,550
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	1,819,000	1,696,676
144A,4.00%, 9/15/29	1,819,000	1,573,617
SBA Communications Corp.
3.875%, 2/15/27	5,442,000	5,125,648
3.125%, 2/1/29	5,457,000	4,756,672
Service Properties Trust
7.50%, 9/15/25	2,911,000	2,928,497
4.75%, 10/1/26	1,637,000	1,491,933
4.95%, 2/15/27	1,570,000	1,372,821
5.50%, 12/15/27	1,637,000	1,457,934
3.95%, 1/15/28	1,455,000	1,165,988
4.95%, 10/1/29	1,509,000	1,176,318
4.375%, 2/15/30	1,455,000	1,066,062
144A,8.625%, 11/15/31	3,613,000	3,707,453
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	1,530,000	1,481,618
4.75%, 3/15/25	1,786,000	1,759,514
144A,3.625%, 7/15/26	1,646,000	1,511,053
144A,4.375%, 1/15/27	1,819,000	1,665,804
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	2,547,000	1,653,614
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	9,459,000	9,318,836
144A,4.75%, 4/15/28	2,045,000	1,697,136
144A,6.50%, 2/15/29	4,038,000	2,691,321

(Cost $138,885,312)		123,940,775

Venture Capital - 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	2,745,000	2,650,913
6.25%, 5/15/26	4,541,000	4,291,171
5.25%, 5/15/27	5,285,000	4,791,380
4.375%, 2/1/29	2,728,000	2,238,877

(Cost $15,431,520)		13,972,341

Industrial - 9.6%
Aerospace/Defense - 2.9%
Bombardier, Inc.
144A,7.125%, 6/15/26 (a)	4,366,000	4,369,638
144A,7.875%, 4/15/27	6,885,000	6,896,353
144A,6.00%, 2/15/28	2,729,000	2,574,563
144A,7.50%, 2/1/29 (a)	2,729,000	2,706,694
144A,8.75%, 11/15/30	2,695,000	2,767,693
Rolls-Royce PLC
144A,3.625%, 10/14/25	3,485,000	3,348,910
144A,5.75%, 10/15/27	3,641,000	3,600,591
Spirit AeroSystems, Inc.
4.60%, 6/15/28	2,547,000	2,170,554
144A,9.375%, 11/30/29	3,274,000	3,544,642
144A,9.75%, 11/15/30	4,390,000	4,635,882
TransDigm, Inc.
144A,6.25%, 3/15/26	16,007,000	15,913,090
7.50%, 3/15/27	2,164,000	2,165,894
5.50%, 11/15/27	9,639,000	9,285,300
144A,6.75%, 8/15/28	7,640,000	7,661,774
4.625%, 1/15/29	4,380,000	3,962,849
4.875%, 5/1/29	2,793,000	2,533,327
144A,6.875%, 12/15/30	5,275,000	5,292,012
Triumph Group, Inc.
7.75%, 8/15/25	1,725,000	1,692,225
144A,9.00%, 3/15/28	4,366,000	4,487,060

(Cost $92,383,868)		89,609,051

Building Materials - 1.1%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	2,001,000	1,865,125
144A,4.25%, 2/1/32	4,730,000	4,065,252
144A,6.375%, 6/15/32	2,484,000	2,445,831
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	4,002,000	3,806,540
144A,8.875%, 11/15/31	4,036,000	4,116,728

Standard Industries, Inc.
144A,5.00%, 2/15/27	3,046,000	2,922,789
144A,4.75%, 1/15/28	3,638,000	3,423,074
144A,4.375%, 7/15/30	5,821,000	5,107,728
144A,3.375%, 1/15/31	4,002,000	3,289,936
Summit Materials LLC / Summit Materials Finance Corp.,144A,5.25%, 1/15/29	2,547,000	2,383,979

(Cost $36,050,133)		33,426,982

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	2,046,000	1,830,556
144A,4.375%, 3/31/29	2,922,000	2,522,563
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	5,548,000	5,559,914
144A,7.25%, 6/15/28	4,821,000	4,921,638

(Cost $15,908,421)		14,834,671

Electronics - 0.4%
Sensata Technologies BV
144A,5.00%, 10/1/25	2,413,000	2,376,019
144A,4.00%, 4/15/29	3,638,000	3,268,636
144A,5.875%, 9/1/30	1,819,000	1,752,361
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	1,637,000	1,460,156
144A,3.75%, 2/15/31	2,729,000	2,310,098

(Cost $12,300,676)		11,167,270

Engineering & Construction - 0.3%
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	4,857,000	5,041,954
Fluor Corp.,4.25%, 9/15/28	2,165,000	2,024,924
IHS Holding Ltd.
144A,5.625%, 11/29/26	1,819,000	1,573,881
144A,6.25%, 11/29/28	1,812,000	1,449,238

(Cost $10,140,473)		10,089,997

Environmental Control - 0.7%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	1,843,000	1,830,358
Covanta Holding Corp.,5.00%, 9/1/30	1,455,000	1,190,823
GFL Environmental, Inc.
144A,4.25%, 6/1/25	1,701,000	1,664,084
144A,3.75%, 8/1/25	2,494,000	2,411,241
144A,5.125%, 12/15/26 (a)	2,063,000	2,002,904
144A,4.00%, 8/1/28	2,818,000	2,517,506
144A,3.50%, 9/1/28 (a)	2,564,000	2,298,897
144A,4.75%, 6/15/29	2,724,000	2,491,393
144A,4.375%, 8/15/29	2,001,000	1,768,362
Stericycle, Inc.,144A,3.875%, 1/15/29	1,809,000	1,596,467

(Cost $21,572,396)		19,772,035

Machinery-Diversified - 0.3%
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	1,800,000	1,799,550
SPX FLOW, Inc.,144A,8.75%, 4/1/30 (a)	1,819,000	1,738,746
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	1,457,000	1,384,150
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	5,675,000	5,396,476

(Cost $10,748,181)		10,318,922

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,5.75%, 6/15/25	1,485,000	1,468,519
Trinity Industries, Inc.,144A,7.75%, 7/15/28	1,455,000	1,485,010

(Cost $2,999,885)		2,953,529

Packaging & Containers - 2.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	2,215,000	2,151,383
144A,3.25%, 9/1/28	2,183,000	1,881,430
144A,4.00%, 9/1/29	3,820,000	3,035,716
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	2,548,000	2,485,526
144A,4.125%, 8/15/26	4,420,000	3,913,689
144A,5.25%, 8/15/27	3,638,000	2,676,147
144A,5.25%, 8/15/27	2,910,000	2,140,623
Ball Corp.
5.25%, 7/1/25	3,415,000	3,400,396
4.875%, 3/15/26	2,519,000	2,470,267
6.875%, 3/15/28	2,729,000	2,791,407
6.00%, 6/15/29	3,638,000	3,634,572
2.875%, 8/15/30	4,651,000	3,856,399
3.125%, 9/15/31	3,266,000	2,699,783
Berry Global, Inc.,144A,5.625%, 7/15/27	1,773,000	1,734,713
Crown Americas LLC,5.25%, 4/1/30	1,913,000	1,811,047
Graphic Packaging International LLC
144A,3.50%, 3/15/28	1,639,000	1,484,856
144A,3.75%, 2/1/30	1,461,000	1,274,598
LABL, Inc.
144A,6.75%, 7/15/26	2,547,000	2,423,134
144A,10.50%, 7/15/27	2,510,000	2,283,265
144A,5.875%, 11/1/28	1,793,000	1,559,589
144A,8.25%, 11/1/29	1,678,000	1,345,546
Mauser Packaging Solutions Holding Co.
144A,7.875%, 8/15/26	10,005,000	9,949,561
144A,9.25%, 4/15/27	4,888,000	4,453,268
OI European Group BV,144A,4.75%, 2/15/30	1,455,000	1,310,613
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	2,214,000	2,183,671
144A,7.25%, 5/15/31	2,524,000	2,502,114

Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	3,638,000	3,332,208
Sealed Air Corp.
144A,5.50%, 9/15/25	1,330,000	1,321,116
144A,4.00%, 12/1/27	1,546,000	1,422,291
144A,6.125%, 2/1/28	2,820,000	2,791,922
144A,5.00%, 4/15/29	1,546,000	1,442,423
144A,7.25%, 2/15/31	1,502,000	1,539,475
Silgan Holdings, Inc.,4.125%, 2/1/28 (a)	2,074,000	1,910,578

(Cost $92,736,161)		85,213,326

Transportation - 0.2%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28	2,128,000	1,871,204
Seaspan Corp.,144A,5.50%, 8/1/29	2,729,000	2,130,940
XPO, Inc.,144A,7.125%, 6/1/31	1,516,000	1,533,015

(Cost $6,102,158)		5,535,159

Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	2,236,000	2,222,373
144A,9.75%, 8/1/27	1,330,000	1,383,971
144A,5.50%, 5/1/28	3,633,000	3,414,946
144A,7.875%, 12/1/30	1,850,000	1,885,255

(Cost $9,300,596)		8,906,545

Technology - 4.6%
Computers - 1.4%
McAfee Corp.,144A,7.375%, 2/15/30	7,349,000	6,375,028
NCR Atleos Corp.,144A,9.50%, 4/1/29	4,912,000	5,076,405
NCR Voyix Corp.
144A,5.00%, 10/1/28	2,481,000	2,264,949
144A,5.125%, 4/15/29	4,366,000	4,002,160
144A,5.25%, 10/1/30	1,583,000	1,392,891
Presidio Holdings, Inc.
144A,4.875%, 2/1/27	1,910,000	1,848,863
144A,8.25%, 2/1/28	2,001,000	1,950,359
Seagate HDD Cayman
4.75%, 1/1/25	1,672,000	1,651,820
4.875%, 6/1/27	1,839,000	1,783,977
4.091%, 6/1/29	1,799,000	1,616,047
144A,8.25%, 12/15/29	1,753,000	1,862,906
144A,8.50%, 7/15/31	1,743,000	1,864,098
144A,9.625%, 12/1/32	2,875,495	3,232,005
Western Digital Corp.,4.75%, 2/15/26	8,368,000	8,078,343

(Cost $45,020,773)		42,999,851

Office/Business Equipment - 0.2%
Xerox Holdings Corp.
144A,5.00%, 8/15/25	2,834,000	2,716,295
144A,5.50%, 8/15/28	2,644,000	2,215,625

(Cost $5,557,615)		4,931,920

Semiconductors - 0.4%
Entegris Escrow Corp.
144A,4.75%, 4/15/29	5,899,000	5,576,793
144A,5.95%, 6/15/30	3,206,000	3,096,222
Entegris, Inc.
144A,4.375%, 4/15/28	1,605,000	1,499,174
144A,3.625%, 5/1/29 (a)	1,420,000	1,242,344
ON Semiconductor Corp.,144A,3.875%, 9/1/28	2,547,000	2,305,646

(Cost $13,989,325)		13,720,179

Software - 2.6%
Alteryx, Inc.,144A,8.75%, 3/15/28	1,712,000	1,722,626
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	8,550,000	7,416,556
Boxer Parent Co., Inc.,144A,7.125%, 10/2/25	2,335,000	2,334,101
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	3,351,000	3,026,679
144A,4.875%, 7/1/29 (a)	3,352,000	3,002,761
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	14,553,000	13,415,373
144A,9.00%, 9/30/29	13,962,000	12,579,416
Fair Isaac Corp.
144A,5.25%, 5/15/26	1,330,000	1,302,961
144A,4.00%, 6/15/28	3,274,000	3,015,268
MicroStrategy, Inc.,144A,6.125%, 6/15/28	1,853,000	1,711,060
Open Text Corp.
144A,3.875%, 2/15/28	3,274,000	2,984,995
144A,3.875%, 12/1/29	3,093,000	2,708,042
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	3,274,000	2,900,052
144A,4.125%, 12/1/31	2,431,000	2,080,878
PTC, Inc.
144A,3.625%, 2/15/25	1,706,000	1,660,686
144A,4.00%, 2/15/28	1,863,000	1,715,603
RingCentral, Inc.,144A,8.50%, 8/15/30	1,478,000	1,473,803
ROBLOX Corp.,144A,3.875%, 5/1/30	3,638,000	3,129,426
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	7,277,000	7,048,685
Twilio, Inc.
3.625%, 3/15/29	1,863,000	1,642,896
3.875%, 3/15/31	1,863,000	1,609,352

(Cost $82,441,892)		78,481,219

Utilities - 3.1%
Electric - 2.8%
Calpine Corp.
144A,5.25%, 6/1/26	1,426,000	1,400,980
144A,4.50%, 2/15/28	4,548,000	4,304,341
144A,5.125%, 3/15/28	5,094,000	4,797,714
144A,4.625%, 2/1/29	2,346,000	2,122,639
144A,5.00%, 2/1/31	3,093,000	2,738,096
144A,3.75%, 3/1/31	3,341,000	2,865,239
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	3,086,000	2,892,403
144A,3.75%, 2/15/31	3,365,000	2,818,095
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	1,583,000	1,597,911
DPL, Inc.,4.125%, 7/1/25	1,496,000	1,444,642
Drax Finco PLC,144A,6.625%, 11/1/25	1,913,000	1,891,670
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	5,457,000	5,195,764
2.65%, 3/1/30	2,095,000	1,774,311
Series B, 2.25%, 9/1/30	1,596,000	1,299,548
NextEra Energy Operating Partners LP
144A,3.875%, 10/15/26	1,819,000	1,681,203
144A,4.50%, 9/15/27	1,999,000	1,846,929
NRG Energy, Inc.
5.75%, 1/15/28	2,930,000	2,861,072
144A,3.375%, 2/15/29	1,819,000	1,558,674
144A,5.25%, 6/15/29	2,667,000	2,486,385
144A,3.625%, 2/15/31	3,747,000	3,066,961
PG&E Corp.
5.00%, 7/1/28 (a)	3,638,000	3,465,997
5.25%, 7/1/30 (a)	3,638,000	3,405,264
Talen Energy Supply LLC,144A,8.625%, 6/1/30	4,366,000	4,576,773
TransAlta Corp.,7.75%, 11/15/29	1,455,000	1,499,664
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	3,445,000	3,386,560
144A,5.625%, 2/15/27	4,730,000	4,604,048
144A,5.00%, 7/31/27	4,687,000	4,463,861
144A,4.375%, 5/1/29	4,704,000	4,253,588
144A,7.75%, 10/15/31	4,002,000	4,099,301

(Cost $91,279,030)		84,399,633

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	2,328,000	2,281,841
5.875%, 8/20/26	2,771,000	2,708,546
5.75%, 5/20/27	1,976,000	1,894,892
144A,9.375%, 6/1/28	1,748,000	1,794,672

(Cost $9,157,335)		8,679,951

TOTAL CORPORATE BONDS (Cost $3,281,512,733)		2,972,287,306

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $140,622,447)	140,622,447	140,622,447

CASH EQUIVALENTS - 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $30,563,293)	30,563,293	30,563,293

TOTAL INVESTMENTS - 103.5% (Cost $3,452,698,473)		$3,143,473,046
Other assets and liabilities, net - (3.5%)		(106,987,100)

NET ASSETS - 100.0%		$3,036,485,946

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 4.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	140,622,447 (d)	—	—	—	104,042	—	140,622,447	140,622,447
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
49,189,697	109,134,272	(127,760,676)	—	—	334,565	—	30,563,293	30,563,293

49,189,697	249,756,719	(127,760,676)	—	—	438,607	—	171,185,740	171,185,740

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $137,298,490, which is 4.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$2,972,287,306	$—	$2,972,287,306
Short-Term Investments (a)	171,185,740	—	—	171,185,740

TOTAL	$171,185,740	$2,972,287,306	$—	$3,143,473,046

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYLB-PH1

R-089711-1 (5/24) DBX005195 (5/24)